Long Term Debt (Parenthetical) (Detail)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 6.6% Senior Notes, Due 2018	Dec. 31, 2012 7% Debentures, Due 2025	Jan. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 Term Loan Facility, Due 2015	Dec. 31, 2011 Term Loan Facility, Due 2015	Dec. 31, 2012 Revolving Facility	Dec. 31, 2011 Revolving Facility	Dec. 31, 2012 AR Credit Facility	Dec. 31, 2011 AR Credit Facility
Debt Instrument
Maturity date	2018	2025	2037	2037	2015
Interest rate on notes	6.60%	7.00%	6.25%	6.25%
Interest rate on term loan					2.21%	2.20%
Credit Facility interest rate							1.91%	2.64%	1.00%	1.66%